CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Total comprehensive income attributable to owners of the parent	£ 3,046	£ 601	£ 827
Equity attributable to owners of parent	£ 51,667	£ 49,184	£ 48,640